Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Credit Quality (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 470,584	$ 435,725
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	58,976	52,078
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		772
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,730	1,605
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	38	43
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	60,744	54,498
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	29,212	24,052
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	495	907
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		642
Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	589
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	30,296	25,601
Residential Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	218,244	198,479
Residential Real Estate Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	584	774
Residential Real Estate Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	8,724	11,057
Residential Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	227,552	210,310
Commercial Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	137,755	132,931
Commercial Real Estate Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,908	2,232
Commercial Real Estate Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,750	6,008
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	147,413	141,171
Consumer Installment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,572	4,129
Consumer Installment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7	16
Consumer Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,579	4,145
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	448,759	411,669
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,987	4,685
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,211	19,328
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 627	$ 43